Annual Total Returns [BarChart] - iShares Fallen Angels USD Bond ETF - iShares Fallen Angels USD Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2017	9.25%
Annual Return 2018	(4.37%)
Annual Return 2019	16.64%
Annual Return 2020	14.43%